Electric plant, construction and related agreements - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) unit MW	Dec. 31, 2023 USD ($)
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Vogtle Units No. 3 & No. 4 | Ownership participation agreement
Public Utility Property Plant and Equipment
Ownership share, generating capacity (in megawatts) | MW	660
Total construction costs paid	$ 8,300,000
Proceeds from settlement agreement	1,100,000
Vogtle Units No. 3 & No. 4 | Ownership participation agreement | Minimum
Public Utility Property Plant and Equipment
Remaining additional capital costs to be incurred	10,000
Vogtle Units No. 3 & No. 4 | Ownership participation agreement | Maximum
Public Utility Property Plant and Equipment
Remaining additional capital costs to be incurred	15,000
Vogtle Units No. 3 & No. 4 | Global Amendments to Term Sheet | Jointly Owned Nuclear Power Plant | Georgia Power
Public Utility Property Plant and Equipment
Total construction costs paid	433,000
Vogtle Unit No. 3 | Georgia Power
Public Utility Property Plant and Equipment
Nuclear production tax credit	$ 72,600	$ 21,700
Westinghouse Electric Company LLC and Stone & Webster, Inc. | Vogtle Units No. 3 & No. 4 | EPC Agreement
Public Utility Property Plant and Equipment
Number of nuclear units | unit	2